ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Summary of accrued expenses and other current liabilities (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Payables and Accruals [Abstract]
Salary and welfare payable		¥ 361,560		¥ 507,867
Other accrued expense		132,184		118,002
Other tax payable		85,788		93,902
Refund liability	[1]	78,630		120,709
Accrued marketing expense		27,005		366,426
Payable for investments and acquisitions		1,870		102,606
Others		6,228		5,990
Accrued expenses and other current liabilities		¥ 693,265	$ 108,789	¥ 1,315,502

[1]	Refund liability represents the estimated amounts of service fee received that is estimated to be refunded as described in Note 2.